Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 Y M
Minimum
Marketable Investment Securities
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary	6
Length of time an investment has been in a continuous loss position in which the decline in value is considered other-than-temporary	9
Property and Equipment
Useful life of property and equipment, low end of range (in years)	1
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred	18
Maximum
Cash and Cash Equivalents
Original maturity period at the time of purchase by the entity for liquid investments classified as cash equivalents	90
Marketable Investment Securities
Length of time an investment has been in a continuous loss position in which the decline in value is considered as temporary	6
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary	9
Property and Equipment
Useful life of property and equipment, high end of range (in years)	40
Long-Term Deferred Revenue, Distribution and Carriage Payments
Deferred upfront payment, amortization period	10
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred	5